Fair Value Measures	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measures [Abstract]
Fair Value Measures

Note 4 — Fair Value Measures

Fair Values of Assets and Liabilities

In accordance with ASC Topic 820 “Fair Value Measurement”, the Company measures fair value at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the assumptions that market participants would use in pricing an asset or liability (the inputs) are based on a tiered fair value hierarchy consisting of three levels, as follows:

Level 1:	Observable inputs such as quoted prices for identical assets or liabilities in active markets.
Level 2:	Other inputs that are observable directly or indirectly, such as quoted prices for similar instruments in active markets or for similar markets that are not active.
Level 3:	Unobservable inputs for which there is little or no market data which require the Company to develop its own assumptions about how market participants would price the asset or liability.

Valuation techniques for assets and liabilities include methodologies such as the market approach, the income approach or the cost approach, and may use unobservable inputs such as projections, estimates and management’s interpretation of current market data. These unobservable inputs are only utilized to the extent that observable inputs are not available or cost-effective to obtain.

At September 30, 2023 and December 31, 2022, the Company’s assets and liabilities measured at fair value on a recurring basis were as follows:

	September 30, 2023				December 31, 2022
	Fair Value Measurements Using Input Types				Fair Value Measurements Using Input Types
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Mutual funds (included in cash and cash equivalents)	$—	$—	$—	$—	$33	$—	$—	$33
Money market funds	4	—	—	4	—	—	—	—
Corporate bonds	—	—	—	—	427	—	—	427
Total assets	$4	$—	$—	$4	$460	$—	$—	$460
Liabilities:
Warrant liabilities – January 2022 warrants	—	—	3	3	—	—	4	4
Warrant liabilities – March 2022 warrants	—	—	15	15	—	—	34	34
Warrant liabilities – August 2022 warrants	—	—	38	38	—	—	93	93
Warrant liabilities – December 2022 warrants	—	—	2,330	2,330	—	—	5,854	5,854
Total liabilities	$—	$—	$2,386	$2,386	$—	$—	$5,985	$5,985

Fair Value of Financial Instruments

The Company has certain financial instruments which consist of cash and cash equivalents, marketable securities, warrant liabilities, and contingent consideration. Fair value information for each of these instruments as well as other balances of the Company are as follows:

•        Cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and deferred revenue liabilities approximate their fair values, based on the short-term nature of these instruments.

•        Marketable securities classified as current held-to-maturity securities are recorded at amortized cost, which at September 30, 2023, approximated fair value.

•        The Company’s deferred consideration was recorded in connection with acquisitions during the six months ended September 30, 2023 and fiscal 2022 using an estimated fair value discount at the time of the transactions. As of September 30, 2023 and December 31, 2022, the carrying value of the deferred consideration approximated fair value.

•        The Company’s warrant liabilities are marked-to-market each reporting period with the changes in fair value of warrant liabilities recorded in other income (expense), net in the accompanying consolidated statements of operations until the warrants are exercised. The fair value of the warrant liabilities are estimated using a Black-Scholes option-pricing model.

Marketable Securities

As of September 30, 2023, the Company held investments in municipal bonds and corporate bonds. The municipal and corporate bonds are considered held-to-maturity securities and are recorded at amortized cost in the accompanying consolidated balance sheet. The fair values of these investments were estimated using recently executed transactions and market price quotations. The Company considers current assets as those investments which will mature within the next 12 months including, interest receivable on long-term bonds.

The composition of the Company’s marketable securities are as follows:

(In thousands)	September 30, 2023	December 31, 2022
Current marketable securities:
Money market funds	$4	$—
Corporate bonds	—	427
Mutual funds	—	33
	$4	$460

Contingent Consideration

The Company has classified its net liability for contingent earn-out considerations to the sellers relating to one acquisition completed during the first quarter of 2022 and two acquisitions completed during fiscal 2021. The fair value for the contingent consideration associated with these acquisitions is within Level 3 of the fair value hierarchy because the associated fair value is determined using significant unobservable inputs, which included the key assumptions to model future revenue, costs of goods sold and operating expense projections. The company recorded no change in contingent consideration for the nine months ended September 30, 2023. The contingent earn-out payments to the sellers for each acquisition are based on the achievement of certain revenue thresholds.

(In thousands)	Year ended December 31, 2022
Contingent consideration – beginning of period	$6,137
Accrued contingent consideration	1,420
Accretion of contingent consideration	149
Payments made on contingent liabilities	(5,550)
Change in estimated fair value	(2,156)
Contingent consideration – end of period	$—

The Company included contingent consideration within accrued expenses and other current liabilities on its consolidated balance sheets as of September 30, 2023 and December 31, 2022.

See below for additional information related to each acquisition’s contingent consideration.

Contingent Consideration — PurePressure

The Company, in its review of actual revenue performance as compared to its originally projected revenue estimates, noted that PurePressure’s revenue trend is materially below the originally estimated revenue trends incorporated into the Company’s original fair value estimates at the time of the acquisition. As a result, the Company has reduced its fair value estimate of achievement for PurePressure’s first earn-out period. During the third quarter ended September 30, 2022, the Company reduced the estimated fair value of the contingent consideration liability associated with PurePressure’s first earn-out period by approximately $0.6 million and their second earn-out by approximately $0.2 million. As required by ASC Topic 805 Business Combination (“ASC 805”), the change in contingent consideration was recorded as a reduction in operating expenses during the third and fourth quarters of 2022, respectively.

Contingent Consideration — Lab Society

The Company, in its review of actual revenue performance as compared to its originally projected revenue estimates, noted that Lab Society’s revenue trend is materially below the originally estimated revenue trends incorporated into the Company’s original fair value estimates at the time of the acquisition. As a result, the Company has reduced its fair value estimate of achievement for Lab Society’s first earn-out period. During the second quarter ended June 30, 2022, the Company reduced the estimated fair value of the contingent consideration liability associated with Lab Society’s first earn-out period by approximately $1.0 million and their second earn-out by approximately $0.5 million. As required by ASC 805, the change in contingent consideration was recorded as a reduction in operating expenses during the second and fourth quarters of 2022, respectively.

Contingent Consideration — Precision and Cascade

The earn-out period for the potential contingent consideration to be earned by the former members of Precision and Cascade concluded on December 31, 2021. The Company, during the second quarter of 2022, increased the amount of the contingent consideration earned by the former members of Precision and Cascade by approximately $0.1 million, to reflect the final contingent consideration amount due. This amount was recorded as an increase in operating expenses during the second quarter of 2022. During the period ended December 31, 2022, the Company made the final payment on the contingent consideration of approximately $5.6 million to the members of Precision and Cascade.

Warrant Liabilities

The estimated fair value of the warrant liabilities on September 30, 2023 is determined using Level 3 inputs. Inherent in a Black-Scholes option-pricing model are assumptions used in calculating the estimated fair values that represent the Company’s best estimate. The volatility rate is determined utilizing the Company’s own share price and the share price of competitors over time.

However, inherent uncertainties are involved. If factors or assumptions change, the estimated fair values could be materially different.

January 2022 Warrants

The following table summarizes the Company’s assumptions used in the valuation as of September 30, 2023 and for the year ended December 31, 2022:

	As of September 30, 2023	December 31, 2022
Stock price	$2.17	$6.66
Exercise price	$1,496.00	$1,496.00
Expected term (in years)	3.82	4.58
Volatility	136.00%	98.30%
Discount rate – treasury yield	4.72%	4.05%

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liabilities for the nine months ended September 30, 2023:

(In thousands)	Nine Months Ended September 30, 2023
Warrant liabilities – beginning of period	$4
Change in estimated fair value	3
Warrant liabilities – March 31, 2023	7
Change in estimated fair value	(1)
Warrant liabilities – June 30, 2023	6
Change in estimated fair value	(3)
Warrant liabilities – September 30, 2023	$3

March 2022 Warrants

The following table summarizes the Company’s assumptions used in the valuation as of September 30, 2023 and for the year ended December 31, 2022:

	As of September 30, 2023	December 31, 2022
Stock price	$2.17	$6.66
Exercise price	$430.00	$430.00
Expected term (in years)	4.38	5.13
Volatility	130.00%	97.96%
Discount rate – treasury yield	4.66%	3.99%

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liabilities for the nine months ended September 30, 2023:

(In thousands)	Nine Months Ended September 30, 2023
Warrant liabilities – beginning of period	$34
Change in estimated fair value	5
Warrant liabilities – March 31, 2023	39
Change in estimated fair value	(7)
Warrant liabilities – June 30, 2023	32
Change in estimated fair value	(17)
Warrant liabilities – September 30, 2023	$15

August 2022 Warrants

The following table summarizes the Company’s assumptions used in the valuation as of September 30, 2023 and for the year ended December 31, 2022:

	As of September 30, 2023	December 31, 2022
Stock price	$2.17	$6.66
Exercise price	$246.00	$246.00
Expected term (in years)	4.38	5.13
Volatility	130.00%	97.96%
Discount rate – treasury yield	4.66%	3.99%

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liabilities for the nine months ended September 30, 2023:

(In thousands)	Nine Months Ended September 30, 2023
Warrant liabilities – beginning of period	$93
Change in estimated fair value	(4)
Warrant liabilities – March 31, 2023	89
Change in estimated fair value	(12)
Warrant liabilities – June 30, 2023	77
Change in estimated fair value	(39)
Warrant liabilities – September 30, 2023	$38

December 2022 Warrants

The following table summarizes the Company’s assumptions used in the valuation as of September 30, 2023 and for the year ended December 31, 2022:

	As of September 30, 2023	December 31, 2022
Stock price	$2.17	$6.66
Exercise price	$3.45	$13.00
Expected term (in years)	4.38	4.98
Volatility	130.00%	98.00%
Discount rate – treasury yield	4.66%	3.99%

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liabilities for the nine months ended September 30, 2023:

(In thousands)	Nine Months Ended September 30, 2023
Warrant liabilities – beginning of period	$5,854
Change in estimated fair value	(3,493)
Warrant liabilities – March 31, 2023	2,361
Change in estimated fair value	1,885
Warrant liabilities – June 30, 2023	4,246
Change in estimated fair value	(1,916)
Warrant liabilities – September 30, 2023	$2,330

Note 4 — Fair Value Measures

Fair Values of Assets and Liabilities

In accordance with ASC Topic 820 “Fair Value Measurement,” the Company measures fair value at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the assumptions that market participants would use in pricing an asset or liability (the inputs) are based on a tiered fair value hierarchy consisting of three levels, as follows:

Level 1:	Observable inputs such as quoted prices for identical assets or liabilities in active markets.
Level 2:	Other inputs that are observable directly or indirectly, such as quoted prices for similar instruments in active markets or for similar markets that are not active.
Level 3:	Unobservable inputs for which there is little or no market data which require the Company to develop its own assumptions about how market participants would price the asset or liability.

Valuation techniques for assets and liabilities include methodologies such as the market approach, the income approach, or the cost approach, and may use unobservable inputs such as projections, estimates, and management’s interpretation of current market data. These unobservable inputs are only utilized to the extent that observable inputs are not available or cost-effective to obtain.

At December 31, 2022 and 2021, the Company’s assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2022				December 31, 2021
	Fair Value Measurements Using Input Types				Fair Value Measurements Using Input Types
(In thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Mutual funds (included in cash and cash equivalents in 2021)	$33	$—	$—	$33	$178	$—	$—	$178
Municipal bonds	—	—	—	—	9,961	—	—	9,961
Corporate bonds	427	—	—	427	34,589	—	—	34,589
Total assets	$460	$—	$—	$460	$44,728	$—	$—	$44,728
Liabilities
Contingent consideration	$—	$—	$—	$—	$—	$—	$6,137	$6,137
Warrant Liabilities – January 2022 Warrants	—	—	4	4	—	—	—	—
Warrant Liabilities – March 2022 Warrants	—	—	34	34	—	—	—	—
Warrant Liabilities – August 2022 Warrants	—	—	93	93	—	—	—	—
Warrant Liabilities – December 2022 Warrants	—	—	5,854	5,854	—	—	—	—
Total liabilities	$—	$—	$5,985	$5,985	$—	$—	$6,137	$6,137

Fair Value of Financial Instruments

The Company has certain financial instruments which consist of cash and cash equivalents, marketable securities, warrant liabilities, and contingent consideration. Fair value information for each of these instruments as well as other balances of the Company are as follows:

•        Cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, and deferred revenue liabilities approximate their fair values based on the short-term nature of these instruments.

•        Marketable securities classified as current held-to-maturity securities are recorded at amortized cost, which at December 31, 2022, approximated fair value.

•        The Company’s deferred consideration was recorded in connection with acquisitions during the fourth quarter of fiscal 2021 and the first quarter of fiscal 2022 using an estimated fair value discount at the time of the transactions. As of December 31, 2022 and 2021, the carrying value of the deferred consideration approximated fair value.

•        The Company’s warrant liabilities are marked-to-market each reporting period with the changes in fair value of warrant liabilities recorded in other income (expense), net in the accompanying consolidated statements of operations until the warrants are exercised. The fair value of the warrant liabilities are estimated using a Black-Scholes option-pricing model.

Marketable Securities

As of December 31, 2022 and 2021, the Company held investments in municipal bonds and corporate bonds. The municipal and corporate bonds are considered held-to-maturity securities and are recorded at amortized cost in the accompanying consolidated balance sheet. The fair values of these investments were estimated using recently executed transactions and market price quotations. The Company considers current assets as those investments which will mature within the next 12 months including interest receivable on long-term bonds.

The composition of the Company’s marketable securities are as follows:

(In thousands)	December 31, 2022	December 31, 2021
Current marketable securities
Municipal bonds	$—	$9,961
Corporate bonds	427	34,589
Mutual funds	33	—
	$460	$44,550

At December 31, 2022, marketable securities consisted of the following:

(In thousands)	Amortized cost	Unrealized gain (loss)	Estimated fair value
Current marketable securities (due within 1 year)
Corporate bonds	$427	$—	$427
Mutual funds	33	—	33
	$460	$—	$460

At December 31, 2021, marketable securities consisted of the following:

(In thousands)	Amortized cost	Unrealized loss	Estimated fair value
Current marketable securities (due within 1 year)
Municipal bonds	$9,961	$(9)	$9,952
Corporate bonds	34,589	(72)	34,517
	$44,550	$(81)	$44,469

Contingent Consideration

The Company has classified its net liability for contingent earn-out considerations to the sellers relating to one acquisition completed during the first quarter of 2022 and two acquisitions completed during fiscal 2021. The fair value for the contingent consideration associated with these acquisitions is within Level 3 of the fair value hierarchy because the associated fair value is determined using significant unobservable inputs, which included the key assumptions to model future revenue, costs of goods sold, and operating expense projections. A description of the Company’s acquisitions completed during the first quarter of 2022 and fiscal 2021 are included within Note 8 — Business Combinations, included elsewhere in the notes to the consolidated financial statements.

	Year Ended December 31,
(In thousands)	2022	2021
Contingent consideration – beginning of period	$6,137	$—
Accrued contingent consideration	1,420	4,725
Accretion of contingent consideration	149	—
Cash paid and Common Stock issued for contingent liabilities	(5,550)	—
Change in estimated fair value	(2,156)	1,412
Contingent consideration – end of period	$—	$6,137

The Company included contingent consideration within accrued expenses and other current liabilities in its consolidated balance sheets as of December 31, 2022 and 2021.

See below for additional information related to each acquisition’s contingent consideration.

Contingent Consideration — PurePressure

The Company, in its review of actual revenue performance as compared to its originally projected revenue estimates, noted that PurePressure’s revenue trend is materially below the originally estimated revenue trends incorporated into the Company’s original fair value estimates at the time of the acquisition. As a result, the Company has reduced its fair value estimate of achievement for PurePressure’s first earn-out period. During the third quarter ended September 30, 2022, the Company reduced the estimated fair value of the contingent consideration liability associated with PurePressure’s first earn-out period by approximately $602 thousand and their second earn-out by approximately $170 thousand. As required by ASC Topic 805 Business Combination (“ASC 805”), the change in contingent consideration was recorded as a reduction in operating expenses during the third and fourth quarters of 2022, respectively.

Contingent Consideration — Lab Society

The Company, in its review of actual revenue performance as compared to its originally projected revenue estimates, noted that Lab Society’s revenue trend is materially below the originally estimated revenue trends incorporated into the Company’s original fair value estimates at the time of the acquisition. As a result, the Company has reduced its fair value estimate of achievement for Lab Society’s first earn-out period. During the second quarter ended June 30, 2022, the Company reduced the estimated fair value of the contingent consideration liability associated with Lab Society’s first earn-out period by approximately $1.0 million and their second earn-out by approximately $484 thousand. As required by ASC 805, the change in contingent consideration was recorded as a reduction in operating expenses during the second and fourth quarters of 2022, respectively.

Contingent Consideration — Precision and Cascade

The earn-out period for the potential contingent consideration to be earned by the former members of Precision and Cascade concluded on December 31, 2021. The Company, during the second quarter of 2022, increased the amount of the contingent consideration earned by the former members of Precision and Cascade by approximately

$121 thousand to reflect the final contingent consideration amount due. This amount was recorded as an increase in operating expenses during the second quarter of 2022. During the year ended December 31, 2022, the Company made the final payment on the contingent consideration of approximately $5.6 million to the members of Precision and Cascade. Additional information regarding the Company’s final payment to Precision and Cascade may be found in Note 8 — Business Combinations, included elsewhere in the notes to the consolidated financial statements.

Warrant Liabilities

The estimated fair value of the warrant liabilities on December 31, 2022 is determined using Level 3 inputs. Inherent in a Black-Scholes option-pricing model are assumptions used in calculating the estimated fair values that represent the Company’s best estimate. The volatility rate is determined utilizing the Company’s own share price and the share price of competitors over time.

However, inherent uncertainties are involved. If factors or assumptions change, the estimated fair values could be materially different.

January 2022 Warrants

The following table summarizes the Company’s assumptions used in the valuation for the year ended December 31, 2022:

Stock price	$6.66
Option exercise price	$1,496.00
Expected term (Years)	4.58
Volatility	98.3%
Discount rate (Treasury yield)	4.05%

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liabilities for the year ended December 31, 2022:

(In thousands)	Year Ended December 31, 2022
Warrant liabilities – beginning of period	$—
Initial fair value of warrant liabilities	10,969
Change in estimated fair value	(10,965)
Warrant liabilities – end of period	$4

March 2022 Warrants

The following table summarizes the Company’s assumptions used in the valuation for the year ended December 31, 2022:

Stock price	$6.66
Option exercise price	$430.00
Expected term (Years)	5.13
Volatility	97.96%
Discount rate (Treasury yield)	3.99%

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liabilities for the year ended December 31, 2022:

(In thousands)	Year Ended December 31, 2022
Warrant liabilities – beginning of period	$—
Initial fair value of warrant liabilities	29,522
Change in estimated fair value	(31,133)
Component of loss on debt extinguishment	1,645
Warrant liabilities – end of period	$34

August 2022 Warrants

The following table summarizes the Company’s assumptions used in the valuation for the year ended December 31, 2022:

Stock price	$6.66
Option exercise price	$246.00
Expected term (Years)	5.13
Volatility	97.96%
Discount rate (Treasury yield)	3.99%

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liabilities for the year ended December 31, 2022:

(In thousands)	Year Ended December 31, 2022
Warrant liabilities – beginning of period	$—
Initial fair value of warrant liabilities	10,212
Change in estimated fair value	(9,876)
Warrants settled in period	(243)
Warrant liabilities – end of period	$93

December 2022 Warrants

The following table summarizes the Company’s assumptions used in the valuation for the year ended December 31, 2022:

Stock price	$6.66
Option exercise price	$13.00
Expected term (Years)	4.98
Volatility	98.00%
Discount rate (Treasury yield)	3.99%

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liabilities for the year ended December 31, 2022:

(In thousands)	Year Ended December 31, 2022
Warrant liabilities – beginning of period	$—
Initial fair value of warrant liabilities	4,924
Change in estimated fair value	930
Warrant liabilities – end of period	$5,854